Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender offer or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of stock, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement (the “Warrant Agreement”).

In further consideration of the SEC Statement, the Company’s management further evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the tender offer provision fails the “classified in stockholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the Warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Warrants at the end of each reporting period as well as re-evaluate the treatment of the warrants and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported investments held in trust, operating expenses, cash flows or cash.

	As Previously Reported	Restatement	As Restated
Balance sheet as of November 22, 2019 (audited)
Warrant Liabilities	$—	$6,880,000	$6,880,000
Class A Common Stock Subject to Possible Redemption	93,078,400	(6,880,000)	86,198,400
Class A Common Stock	69	69	138
Additional Paid-in Capital	5,001,471	238,354	5,239,825
Accumulated Deficit	(1,823)	(238,423)	(240,246)
Total Stockholders’ Equity	5,000,005	—	5,000,005

Numbers of Class A common stock subject to redemption	9,307,840	(688,000)	8,619,840

	As Previously Reported	Restatement	As Restated
Balance sheet as of December 31, 2019 (audited)
Warrant Liabilities	$—	$7,240,000	$7,240,000
Class A Common Stock Subject to Possible Redemption	93,082,270	(7,240,000)	85,842,270
Class A Common Stock	69	72	141
Additional Paid-in Capital	4,997,601	598,351	5,595,952
(Accumulated Deficit) Retained Earnings	2,043	(598,423)	(596,380)
Total Stockholders’ Equity	5,000,001	—	5,000,001

Numbers of Class A common stock subject to redemption	9,308,227	(724,000)	8,584,227

Balance sheet as of March 31, 2020 (unaudited)
Warrant Liabilities	$—	$5,850,000	$5,850,000
Class A Common Stock Subject to Possible Redemption	93,121,120	(5,850,000)	87,271,120
Class A Common Stock	69	59	128
Additional Paid-in Capital	4,958,789	(791,636)	4,167,154
Retained Earnings	40,902	791,577	832,479
Total Stockholders’ Equity	5,000,010	—	5,000,010

Numbers of Class A common stock subject to redemption	9,312,112	(585,000)	8,727,112

Balance sheet as of June 30, 2020 (unaudited)
Warrant Liabilities	$—	$9,000,000	$9,000,000
Class A Common Stock Subject to Possible Redemption	92,839,070	(9,000,000)	83,839,070
Class A Common Stock	72	90	162
Additional Paid-in Capital	5,240,836	2,358,333	7,599,169
Accumulated Deficit	(241,157)	(2,358,423)	(2,599,580)
Total Stockholders’ Equity	5,000,001	—	5,000,001

Numbers of Class A common stock subject to redemption	9,283,907	(900,000)	8,383,907

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liabilities	$—	$10,660,000	$10,660,000
Class A Common Stock Subject to Possible Redemption	92,637,870	(10,660,000)	81,977,870
Class A Common Stock	74	107	181
Additional Paid-in Capital	5,442,034	4,018,316	9,460,350
Accumulated Deficit	(442,348)	(4,018,423)	(4,460,771)
Total Stockholders’ Equity	5,000,010	—	5,000,010

Numbers of Class A common stock subject to redemption	9,263,787	(1,066,000)	8,197,787

Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	$—	$13,130,000	$13,130,000
Class A Common Stock Subject to Possible Redemption	92,491,560	(13,130,000)	79,361,560
Class A Common Stock	75	131	206
Additional Paid-in Capital	5,588,343	6,488,292	12,076,635
Accumulated Deficit	(588,658)	(6,488,423)	(7,077,081)
Total Stockholders’ Equity	5,000,010	—	5,000,010

Numbers of Class A common stock subject to redemption	9,249,156	(1,313,000)	7,936,156

	As Previously Reported	Restatement	As Restated
Statement of Operations for the period from August 19, 2019 (inception) to December 31, 2019 (audited)
Change in fair value of warrant liability	$—	$(360,000)	$(360,000)
Transaction costs allocated to warrant liability	—	(238,423)	(238,423)
Net income (loss)	2,043	(598,423)	(596,380)
Weighted average shares outstanding of Class A redeemable common stock	10,000,000	—	10,000,000
Basic and diluted net loss per share, Class A	0.01	—	0.01
Weighted average shares outstanding of Class B non-redeemable common stock	2,500,000	—	2,500,000
Basic and diluted net loss per share, Class B	(0.02)	(0.24)	(0.26)

Statement of Operations for the Three Months Ended March 31, 2020 (unaudited)
Change in fair value of warrant liability	$—	$1,390,000	$1,390,000
Net income	38,859	1,390,000	1,428,859
Weighted average shares outstanding of Class A redeemable common stock	10,000,000	—	10,000,000
Basic and diluted net loss per share, Class A	0.02	0.00	0.02
Weighted average shares outstanding of Class B non-redeemable common stock	2,500,000	—	2,500,000
Basic and diluted net loss per share, Class B	(0.07)	0.56	0.49

Statement of Operations for the Three Months Ended June 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$(3,150,000)	$(3,150,000)
Net loss	(282,059)	(3,150,000)	(3,432,059)
Weighted average shares outstanding of Class A redeemable common stock	10,000,000	—	10,000,000
Basic and diluted net loss per share, Class A	0.00	—	0.00
Weighted average shares outstanding of Class B non-redeemable common stock	2,500,000	—	2,500,000
Basic and diluted net loss per share, Class B	(0.11)	(1.26)	(1.37)

Statement of Operations for the Six Months Ended June 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$(1,760,000)	$(1,760,000)
Net loss	(243,200)	(1,760,000)	(2,003,200)
Weighted average shares outstanding of Class A redeemable common stock	10,000,000	—	10,000,000
Basic and diluted net loss per share, Class A	0.02	—	0.02
Weighted average shares outstanding of Class B non-redeemable common stock	2,500,000	—	2,500,000
Basic and diluted net loss per share, Class B	(0.18)	(1.26)	(1.44)

	As Previously Reported	Restatement	As Restated
Statement of Operations for the Three Months Ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$(1,660,000)	$(1,660,000)
Net loss	(201,191)	(1,660,000)	(1,861,191)
Weighted average shares outstanding of Class A redeemable common stock	10,000,000	—	10,000,000
Basic and diluted net loss per share, Class A	0.00	—	0.00
Weighted average shares outstanding of Class B non-redeemable common stock	2,500,000	—	2,500,000
Basic and diluted net loss per share, Class B	(0.08)	(0.66)	(0.74)

Statement of Operations for the Nine Months Ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$(3,420,000)	$(3,420,000)
Net loss	(444,391)	(3,420,000)	(3,864,391)
Weighted average shares outstanding of Class A redeemable common stock	10,000,000	—	10,000,000
Basic and diluted net loss per share, Class A	0.02	—	0.02
Weighted average shares outstanding of Class B non-redeemable common stock	2,500,000	—	2,500,000
Basic and diluted net loss per share, Class B	(0.25)	(0.66)	(0.91)

Statement of Operations for the Year Ended December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(5,890,000)	$(5,890,000)
Net loss	(590,701)	(5,890,000)	(6,480,701)
Weighted average shares outstanding of Class A redeemable common stock	10,000,000	—	10,000,000
Basic and diluted net loss per share, Class A	0.01	—	0.01
Weighted average shares outstanding of Class B non-redeemable common stock	2,500,000	—	2,500,000
Basic and diluted net loss per share, Class B	(0.29)	(2.36)	(2.65)

Statement of Cash Flows for the period from August 19, 2019 (inception) to December 31, 2019 (audited)
Change in fair value of warrant liability	$—	$360,000	$360,000
Transaction costs allocated to warrant liability	—	238,423	238,423
Net income (loss)	2,043	(598,423)	(596,380)
Initial classification of Class A common stock subject to possible redemption	93,078,400	(6,880,000)	86,198,400
Change in value of Class A common stock subject to possible redemption	3,870	(360,000)	(356,130)

	As Previously Reported	Restatement	As Restated
Statement of Cash Flows for the Three Months Ended March 31, 2020 (unaudited)
Change in fair value of warrant liability	$—	$(1,390,000)	$(1,390,000)
Net income	38,859	1,390,000	1,428,859
Change in value of Class A common stock subject to possible redemption	38,850	1,390,000	1,428,850

Statement of Cash Flows for the Six Months Ended June 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$1,760,000	$1,760,000
Net loss	(243,200)	(1,760,000)	(2,003,200)
Change in value of Class A common stock subject to possible redemption	(243,200)	(1,760,000)	(2,003,200)

Statement of Cash Flows for the Nine Months Ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$(3,420,000)	$(3,420,000)
Net loss	(444,391)	(3,420,000)	(3,864,391)
Change in value of Class A common stock subject to possible redemption	(444,400)	(3,420,000)	(3,864,400)

Statement of Cash Flows for the Year Ended December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(5,890,000)	$(5,890,000)
Net loss	(590,701)	(5,890,000)	(6,480,701)
Change in value of Class A common stock subject to possible redemption	(590,710)	(5,890,000)	(6,480,710)